Trade receivables Narrative (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Impairment loss reversal of impairment loss recognised in profit or loss trade receivables beginning of period	€ 1,273	€ 1,475	€ 1,532